EV Marathon
National
Limited Maturity
Tax Free Fund
Semi-Annual
Shareholder Report
September 30, 1995



Investment Adviser of National
Limited Maturity Tax Free Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of
EV Marathon National
Limited Maturity Tax Free Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

Transfer Agent
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104




This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

EV Marathon National
  Limited Maturity Tax Free Fund
24 Federal Street
Boston, MA 02110                   M-LNASRC

To Shareholders

EV Marathon National Limited Maturity Tax Free Fund had a total return of 3.5% for the six months ended September 30, 1995, the result of a rise in net asset value per share to $10.27 on September 30, 1995 from $10.13 on March 31, 1995 and the reinvestment of $0.208 per share in dividends. That return does not include contingent deferred sales charges incurred by certain redeeming shareholders. Based on the Fund's most recent dividend and a net asset value of $10.27, the Fund had a distribution rate of 4.01% at September 30. To equal that in a taxable investment, a couple paying the 36% federal tax rate would need a yield of 6.27%.

A pattern of slow economic growth bodes well for all capital markets and particularly fixed-income markets, including municipal bonds. Indeed, municipal bonds performed well during the first nine months of 1995 by realizing strong capital appreciation as a result of this favorable investment environment. However, during this period, the tax-exempt market underperformed the taxable market because of concern about the potential passage of major tax reform (e.g., flat tax, value added tax or consumption tax) legislation.

Were major tax reform to become law, municipal bonds would probably be underperformers relative to taxable bonds because the current tax-advantaged status of municipal bonds likely would be eliminated. However, for many reasons, we at Eaton Vance believe there is little chance of major tax reform legislation being enacted. For example, the inherent regressivity of the various flat tax proposals will provoke much opposition, as will proposals to eliminate such tax breaks as deductions for mortgage interest and state and local taxes. Also, such proposals could seriously depress entire sectors of the U.S. economy.

Accordingly, we view this recent underperformance by municipal bonds (because of fears of tax reform) as a potential buying opportunity. Municipal bonds could represent an attractive asset class at these current relative trading relationships, with the potential for future outperformance for those investors willing to adopt a patient, long-term investment horizon.

In addition, proposals are now circulating in both Congress and the White House to reduce the nation's budget deficit by severely cutting expenditures over the next decade. If enacted, such a concept would drastically reduce the federal government's borrowing needs and, as a result, would exert a meaningful downward influence on interest rates across the entire yield curve. All fixed-income instruments, including municipal bonds, would benefit.

We will continue to monitor changes in economic and political conditions and to pursue the goal of your Fund: to provide you with a competitive distribution of tax-free income from a portfolio of quality municipal bonds.+

-------------
|            |                                 Sincerely,
|   Photo    |
|     of     |                                 /s/ Thomas J. Fetter
|   Thomas   |
|     J.     |                                 Thomas J. Fetter
|   Fetter   |                                 President
|            |                                 November 20, 1995
-------------

+ A portion of the Portfolio's income could be subject to Federal alternative minimum tax.

Management Discussion

An interview with Raymond E. Hender, Vice President, and Portfolio Manager of the National Limited Maturity Tax Free Portfolio.

     Q.  Ray, how would you describe the market climate in recent months?

     R.H.: The economy has given a lot of mixed signals in recent months, and that has added some uncertainty to the market. On one hand, the economy continues to expand a bit. On the other hand, there is evidence that the economy is reaching a mature phase. Consumers appear to have nearly exhausted their borrowing power, and auto and home sales have flagged somewhat. Importantly, inflation has remained in check, in the 2% range. With inflation posing little threat, we feel interest rates should be stable-to-modestly lower for the foreseeable future.

     Q.  What changes have you made to the Portfolio?

     R.H.: The Portfolio's objective of seeking to maximize income while limiting net asset volatility has remained unchanged. We did, however, slightly alter the make-up of the Portfolio to take advantage of a changing market.

                          ----------------------------
                          |                          |
                          |                          |
                          |         PHOTO OF         |
                          |    RAYMOND E. HENDER     |
                          |                          |
                          |                          |
                          ----------------------------
                               Raymond E. Hender
                               -----------------

         From a credit standpoint, we've added to our holdings of non-rated bonds, which should provide some new opportunities for the Portfolio. We've also positioned the Portfolio's investments more evenly along the yield curve to take advantage of a flatter curve. That's preferable to concentating on one area of the curve. In some cases, focusing on the short end alone results in minimizing income, while focusing on the long end may provide too much volatility. Given a flatter yield curve, we've been able to spread our investment to offer a measure of protection against getting caught at the wrong end.

         With a more constructive outlook for the market, we were comfortable in slightly increasing the Portfolio's exposure to interest rate changes. Accordingly, we've sold bonds with the lowest book yield and lowest durations and slightly increased the Portfolio's average durations.

         Finally, from a quality standpoint, the Portfolio has maintained an average rating of AA. While the rating mix within the Portfolio is changing, our credit standards remain the same.

     Q.  What is the advantage of investing in non-rated bonds?

     R.H.: Non-rated bonds may provide some unusual opportunties for investors.
         Eaton Vance has added to its analytical staff in recent months and has thereby enhanced its research capabilities. We can now provide the intensive research and constant monitoring that non-rated issues demand. In addition to providing opportunities to enhance the Portfolio's yield, investing in non-rated bonds represents a further diversification of the Portfolio. For example, insured issues - which now represent 40% of the market - are insured by only five major insurance companies. By including bonds with so-called "stand-alone ratings" - those without third-party ratings - we are diversifying away from these monoline insurers. I think that's a positive development for the Portfolio.

     Q.  What changes have you made from a sector standpoint?

     R.H.: As just mentioned, we've lightened up on the insured sector a bit.
         We've also somewhat reduced the Portfolio's exposure to solid waste bonds and electric utilities. Finally, we have become more selective with respect to hospitals and the healthcare sector.

         The solid waste sector tends to be very project-specific. Recent court rulings have eliminated floor supports for some of these projects, so there will be winners and losers in the resource recovery field. We're focusing on projects we believe will benefit from these rulings. In the electric utility sector, the onset of wholesale wheeling has reduced the credit quality of some utilities, as large customers choose less costly alternatives.

    Q. Why have you been reducing your hospital exposure?

    R.H.: The hospital sector has become more competitive with shifting demographics and rising pressure to reduce health care costs. In a tougher competitive environment, some hospitals will emerge with a larger market share, while others will face a bleak future. We've tried to focus on those hospitals and alternative health care facilities, such as assisted living centers, that will be among the beneficiaries of the newly competitive climate.

    Q. What kind of hospitals are you
    looking at?

    R.H.: We look for hospitals that have especially favorable demographics.
     Others may have a unique market niche, such as rehabilitation or organ transplants. Finally, we look for hospitals that have formed strategic alliances with health maintenace organizations (HMOs). It's clear that HMOs represent the wave of the future for health care. The hospitals that have formed these alliances, or have merged with other institutions, have managed to sharply reduce their cost structures. As a result, we believe they can deliver health care more efficiently while eliminating waste.

     Q.  Looking ahead, Ray, what is your outlook for the market?

     R.H.: Because of investors' flat tax concerns - which are greatly exaggerated in my view - the municipal market has lagged the Treasury market in 1995. But 10-year municipal bonds still offer yields that are nearly 83% of 30-year muni yields, according to Bloomberg Financial, representing value in the intermediate range. As we noted earlier, the economy shows signs of maturing, usually a favorable time to consider bonds. And, a flat yield curve typically signals value in the intermediate range.

         If the Federal Reserve chooses to lower interest rates, as has been rumored for many months, the outlook for bonds could improve further. Naturally, past trends don't always provide a clue to future performance. But, in my view, fixed-income investors who want to limit their volatility while enjoying a competitive level of tax-free income, should consider the intermediate-term market.


The National Economy:

The nation's economy continues to grow at a moderate, albeit uneven pace, amid signs that the expansion is reaching a mature phase. The manufacturing sector paused at mid-year, with production slowing in the second quarter amid a jump in inventories. The third quarter was more robust than expected, with GDP rising 4.2%. However, the consensus remains that the economy will continue to avoid excesses and that inflation will remain under control. Recent reports have suggested that retail sales and auto sales are lagging, while the leading indicators have weakened somewhat as well. With the Fed having apparently successfully engineered its soft landing, the market increasingly anticipates lower interest rates in the future.


                              -------------------------------------------------
                              |              Portfolio Overview               |
                              |              Based on market value as of      |
                              |              September 30, 1995               |
                              | [Map of                                       |
                              |   USA]       Number of issues..............94 |
                              |              Average quality..............AA- |
                              |              Investment grade...........89.7% |
                              |              Effective maturity.....5.55 yrs. |
                              |                                               |
                              | Largest sectors:                              |
                              |   General obligations...................20.5% |
                              |   Education revenue.....................12.6  |
                              |   Utility revenue........................8.8  |
                              |   Industrial development revenue.........8.2  |
                              |   Housing................................5.0  |
                              |                                               |
                              -------------------------------------------------
4

                          EV Marathon National Limited Maturity Tax Free Fund
                                        Financial Statements
                                Statement of Assets and Liabilities
--------------------------------------------------------------------------------------------------------
                                  September 30, 1995 (Unaudited)
--------------------------------------------------------------------------------------------------------
Assets:
 Investment in National Limited Maturity Tax Free Portfolio, at value
   (Note 1A) (identified cost, $123,229,082)                                               $126,824,171
 Deferred organization expenses (Note 1D)                                                        20,602
                                                                                             -----------
      Total assets                                                                         $126,844,773
Liabilities:
 Dividends payable                                                             $209,257
 Payable for Fund shares redeemed                                               388,060
 Payable to affiliates--
  Trustees' fees                                                                    853
  Custodian fee                                                                     506
 Accrued expenses                                                                36,414
                                                                                  -----
      Total liabilities                                                                         635,090
                                                                                             -----------
Net Assets for 12,294,986 shares of beneficial interest outstanding
   (Class I)                                                                               $126,209,683
                                                                                             ===========
Sources of Net Assets:
 Paid-in capital                                                                           $126,675,581
 Accumulated net realized loss on investment and financial futures transactions
   (computed on the basis of identified cost)                                                (3,772,327)
 Accumulated distributions in excess of net investment income                                  (288,660)
 Unrealized appreciation of investments from Portfolio
   (computed on the basis of identified cost)                                                 3,595,089
                                                                                             -----------
      Total                                                                                $126,209,683
                                                                                             ===========
Net Asset Value, Offering Price and Redemption Price (Note 6) Per Share
  ($126,209,683 / 12,294,986 shares of beneficial interest outstanding
  (Class I))                                                                                  $10.27
                                                                                             ===========

                        See notes to financial statements

                           Statement of Operations
 -----------------------------------------------------------------------------
               Six Months Ended September 30, 1995 (unaudited)
 -----------------------------------------------------------------------------
 Investment Income (Note 1B):
 Interest income allocated from Portfolio                        $3,758,279
 Expenses allocated from Portfolio                                 (383,518)
                                                                   ---------
    Net investment income from Portfolio                         $3,374,761
 Expenses--
  Compensation of Trustees not members of the
    Administrator's organization                    $   1,979
  Custodian fees (Note 4)                               6,673
  Distribution fees (Note 5)                          565,581
  Transfer and dividend disbursing agent fees          40,435
  Printing and postage                                 30,216
  Legal and accounting services                        12,275
  Registration costs                                    6,913
  Amortization of organization expenses (Note 1D)       6,297
  Miscellaneous                                        17,220
                                                       ------
    Total expenses                                                  687,589
                                                                   ---------
      Net investment income                                      $2,687,172
                                                                   ---------
Realized and Unrealized Gain (Loss) on
  Investments:
 Net realized gain (loss) from Portfolio--
   Investment transactions (identified cost
    basis)                                          $ 626,065
  Financial futures contracts                        (687,467)
                                                       ------
   Net realized loss                                             $  (61,402)
 Change in unrealized appreciation of investments                 1,939,090
                                                                   ---------
    Net realized and unrealized gain                             $1,877,688
                                                                   ---------
      Net increase in net assets from operations                 $4,564,860
                                                                   =========

                        See notes to financial statements

                                   Statements of Changes in Net Assets
 ---------------------------------------------------------------------------------------------------------
                                                                    Six Months Ended
                                                                   September 30, 1995       Year Ended
                                                                      (unaudited)         March 31, 1995
                                                                    -----------------     ---------------
Increase (Decrease) in Net Assets:
 From operations--
  Net investment income                                               $  2,687,172         $  5,972,381
  Net realized loss on investments                                         (61,402)          (3,720,347)
  Change in unrealized appreciation of investments                       1,939,090            3,965,746
                                                                    -----------------     ---------------
   Net increase in net assets from operations                         $  4,564,860         $  6,217,780
                                                                    -----------------     ---------------
 Distributions to shareholders (Note 2)--
  From net investment income                                          $ (2,687,172)        $ (5,972,381)
  In excess of net investment income                                       (37,106)            (861,674)
  From net realized gain on investments                                         --              (75,636)
                                                                    -----------------     ---------------
   Total distributions to shareholders                                $ (2,724,278)        $ (6,909,691)
                                                                    -----------------     ---------------
 Transactions in shares of beneficial interest (Note 3)--
  Proceeds from sales of shares                                       $  2,608,181         $ 25,127,661
  Net asset value of shares issued to shareholders in payment
    of distributions declared                                            1,418,391            3,579,474
  Cost of shares redeemed                                              (20,946,637)         (38,513,220)
                                                                    -----------------     ---------------
   Decrease in net assets from Fund share transactions                $(16,920,065)        $ (9,806,085)
                                                                    -----------------     ---------------
    Net decrease in net assets                                        $(15,079,483)        $(10,497,996)
Net Assets:
 At beginning of period                                                141,289,166          151,787,162
                                                                    -----------------     ---------------
 At end of period (including distributions in excess of net
  investment
   income of $288,660 and $251,554, respectively)                     $126,209,683         $141,289,166
                                                                    =================     ===============

                        See notes to financial statements

                                            Financial Highlights
 ------------------------------------------------------------------------------------------------------------
                                                         Six Months Ended
                                                          September 30,            Year Ended March 31,
                                                               1995           -------------------------------
                                                           (Unaudited)         1995       1994       1993++
                                                         -----------------      -----------------------------
Net asset value, beginning of period                         $  10.13        $ 10.160   $ 10.450     $10.000
                                                         -----------------      -----      -----      -------
Income from operations:
 Net investment income                                       $  0.204        $  0.400   $  0.406     $ 0.339
 Net realized and unrealized gain (loss) on
  investments                                                   0.143           0.033     (0.178)      0.573
                                                         -----------------      -----      -----      -------
  Total income from operations                               $  0.347        $  0.433   $  0.228     $ 0.912
                                                         -----------------      -----      -----      -------
Less distributions:
 From net investment income                                  $ (0.204)       $ (0.400)  $ (0.406)    $(0.339)
 In excess of net investment income                            (0.003)         (0.058)    (0.091)       --
 From net realized gain on investments                             --          (0.005)    (0.021)     (0.010)
 From paid-in capital                                              --           --          --        (0.113)
                                                         -----------------      -----      -----      -------
  Total distributions                                        $ (0.207)       $ (0.463)  $ (0.518)    $(0.462)
                                                         -----------------      -----      -----      -------
Net asset value, end of period                               $ 10.270        $ 10.130   $ 10.160     $10.450
                                                         =================      =====      =====      =======
Total return (1)                                                 3.46%           4.43%      2.10%       9.05%

Ratios/Supplemental Data*:
 Net assets, end of period (000 omitted)                     $126,210        $141,289   $151,787     $89,878
 Ratio of net expenses to average daily net assets (2)           1.60%+          1.57%      1.46%       1.50%+
 Ratio of net investment income to average daily net
  assets                                                         3.99%+          3.99%      3.78%       3.86%+
Portfolio Turnover (3)                                             --              --          0%         51%

* For the period from the start of business, May 22, 1992, to March 31, 1993, the operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, net investment income per share and the ratios would have been as follows:

Net investment income per share                                                                      $ 0.323
                                                                                                      =======
Ratios (As a percentage of average daily net assets):
 Expenses                                                                                               1.68%+
 Net investment income                                                                                  3.68%+

  + Computed on an annualized basis.

 ++ For the period from the start of business, May 22, 1992, to March 31, 1993.

(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Computed on a nonannualized basis.

(2) Includes the Fund's share of National Limited Maturity Tax Free Portfolio's allocated expenses.

(3) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.


                        See notes to financial statements

                         Notes to Financial Statements
                                   (Unaudited)
-------------------------------------------------------------------------------

(1) Significant Accounting Policies

EV Marathon National Limited Maturity Tax Free Fund (the Fund), formerly Eaton Vance National Limited Maturity Tax Free Fund, is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in the National Limited Maturity Tax Free Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (82.5% at September 30, 1995). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuation--Valuations of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

C. Federal Taxes--The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 1995, the Fund, for federal income tax purposes, had a capital loss carryover of $1,638,170 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which will otherwise be necessary to relieve the Fund of any liability for federal income taxes. Such capital loss carryover will expire on March 31, 2003. Dividends paid by the Fund from net interest on tax-exempt municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. Deferred Organization Expenses--Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

E. Other--Investment transactions are accounted for on a trade date basis.

F. Interim Financial Information--The interim financial statements relating to September 30, 1995, and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

 -----------------------------------------------------------------------------
(2) Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 1996 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

-----------------------------------------------------------------------------
(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in Class I shares were as follows:

                                         Six Months Ended
                                        September 30, 1995     Year Ended
                                            (Unaudited)       March 31, 1995
                                        ------------------   --------------
Sales                                         255,807           2,516,052
Issued to shareholders electing to
  receive payments of distributions
  in Fund shares                              138,956             355,954
Redemptions                                (2,052,197)         (3,859,724)
                                           ----------          ----------
  Net decrease                             (1,657,434)           (987,718)
                                           ==========          ==========

There were no transactions involving shares of any other class.

-----------------------------------------------------------------------------
(4) Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See
Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM, serves as custodian of the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Fund or the Portfolio maintains with IBT. Certain of the officers and Trustees of the Fund and Portfolio are officers and directors/trustees of the above organizations (Note 5).

-----------------------------------------------------------------------------
(5) Distribution Plan

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% of the aggregate amount received by the Fund for shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund accrued $504,983 as payable to EVD for the six months ended September 30, 1995, representing 0.75% (annualized) of average daily net assets. At September 30, 1995, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $1,834,000.

In addition, the Plan authorizes the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.15% per annum of the Fund's average daily net assets based on the value of Class I shares sold by such persons and remaining outstanding for at least one year. The Fund paid or accrued service fees to or payable to EVD for the six months ended September 30, 1995 in the amount of $60,598. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commission and distribution fees payable by the Fund to EVD, and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

Certain officers and Trustees of the Fund are officers or directors of EVD.

-----------------------------------------------------------------------------
(6) Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) is imposed on any redemption of Class I shares made within four years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class I shares acquired by reinvestment of dividends or capital gain distributions. The CDSC is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $240,300 of CDSC paid by shareholders for the six months ended September 30, 1995.

-----------------------------------------------------------------------------
(7) Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended September 30, 1995, aggregated $2,902,097 and $23,225,099, respectively.

                                National Limited Maturity Tax Free Portfolio
                                          Portfolio of Investments
                                             September 30, 1995
                                                 (Unaudited)
 -----------------------------------------------------------------------------------------------------------
                                        Tax-Exempt Investments--100%
 -----------------------------------------------------------------------------------------------------------
Ratings (unaudited)
 -------------------
                         Principal
           Standard        Amount
Moody's    & Poor's    (000 omitted)                          Security                               Value
 -----------------------------------------------------------------------------------------------------------
                                         Education Revenue--12.6%
Aa           NR            $1,500        Arizona Educational Loan Marketing Corporation,
                                           (AMT), 6.00%, 9/1/01                                  $ 1,570,365
A            NR             1,000        Arizona Student Loan Acquisition Authority, (AMT),
                                           7.625%, 5/1/10                                          1,094,240
Baa          NR               500        Louisiana Public Facilities Authority, Louisiana
                                           Association of Independent Colleges &
                                           Universities, 6.20%, 12/1/99                              508,535
A            NR             1,970        Louisiana Public Facilities Authority Student Loan
                                           Revenue Bonds, (AMT), 7.00%, 9/1/06                     2,070,982
A            A-             1,275        Massachusetts Industrial Financing Agency, Clark
                                           University, 6.80%, 7/1/06                               1,397,324
A1           A+             1,730        Massachusetts Health and Educational Facilities
                                           Authority, Tufts University Issue, 7.40%, 8/1/18        1,864,715
Aa           AA             1,615        Metropolitan Government Nashville & Davidson
                                           Counties, Tennessee, Health & Education
                                           Facilities, (Vanderbilt Univ.), 7.625%, 5/1/08          1,754,003
Aaa          NR             1,000        The New England Education Loan Marketing
                                           Corporation, 5.80%, 3/1/02                              1,045,020
Baa1         BBB+             250        New York Dormitory Authority, State University
                                           Education Facilities, 7.00%, 5/15/02                      269,645
A1           A+             1,000        State of New York Dormitory Authority, University
                                           of Rochester, 6.50%, 7/1/09                             1,037,690
A1           AA             1,000        Texas A & M University Revenue Bonds, 7.00%,
                                           5/15/09                                                 1,085,070
A            NR             1,610        The State of Texas, Texas College Student Loan
                                           Senior Lien, 7.45%, 10/1/06                             1,739,331
Aa1          AA             2,000        University of Texas Financing System, 7.00%,
                                           8/15/07                                                 2,228,740
NR           AA             1,500        Wyoming Student Loan Corporation, 6.25%, 12/1/99          1,556,385
                                                                                                   ---------
                                                                                                 $19,222,045
                                                                                                   ---------
                                         Escrowed--3.7%
Aaa          AAA           $1,720        Corpus Christi TX, (FGIC), Prerefunded to 3/1/02,
                                           6.70%, 3/1/08                                         $ 1,908,340
Aaa          A+             2,000        The Commonwealth of Massachusetts, Prerefunded to
                                           8/1/01, 6.75%, 8/1/06                                   2,248,060
Aaa          AAA            1,350        Schuykill County, Pennsylvania, Redevelopment
                                           Authority, (AMBAC), Prerefunded to 6/1/01,
                                           6.75%, 6/1/02                                           1,491,926
                                                                                                   ---------
                                                                                                 $ 5,648,326
                                                                                                   ---------
                                         General Obligations--20.5%
Aa           AA            $2,150        Arlington, Texas, Permanent Improvement, 6.00%,
                                           8/15/01                                               $ 2,325,956
Aaa          AAA            1,500        Austin Independent School District of Travis
                                           County, Texas, 5.20%, 8/1/01                            1,556,280

12


 -----------------------------------------------------------------------------------------------------------
                                     Tax-Exempt Investments (Continued)
 -----------------------------------------------------------------------------------------------------------
Ratings (unaudited)
 -------------------
                         Principal
           Standard        Amount
Moody's    & Poor's    (000 omitted)                          Security                               Value
 -----------------------------------------------------------------------------------------------------------
                                         General Obligations--(Continued)
Aaa          AA+            1,500        Baltimore County, Maryland, 6.00%, 7/1/05                 1,624,275
NR           NR             1,000        Cleveland, Ohio, City School District, 6.50%,
                                           6/15/97                                                 1,005,120
Aaa          AAA            1,000        Dallas County, Texas, Unlimited Tax (Road
                                           Improvement), 6.50%, 8/15/08                            1,072,200
Aa1          AAA            2,000        City of Dallas, Texas (Dallas, Denton and Collin
                                           Counties), 5.90%, 2/15/01                               2,133,960
Ba1          BBB            5,000        City of Detroit, Michigan, 6.50%, 4/1/02                  5,206,200
Ba1          BBB              460        City of Detroit, Michigan, 6.75%, 4/1/03                    485,387
Aaa          AA+            1,000        State of Georgia, 6.00%, 3/1/04                           1,092,290
Aa           AA             2,225        Harris County, Texas, 0.00%, 10/1/08                      1,095,501
A1           AA-            3,500        State of Rhode Island and Providence Plantations,
                                           6.00%, 5/15/01                                          3,746,925
Aa           AA             1,200        Texas Public Finance Authority, 5.375%, 10/1/00           1,251,372
Aa           AA             3,000        State of Texas, Veterans Program, (AMT), 7.625%,
                                           12/1/13                                                 3,311,160
Aa           AA             1,000        City of Tulsa, Oklahoma, 6.20%, 6/1/03                    1,077,610
NR           NR             3,950        Youngstown, Ohio County School District, 6.40%,
                                           7/1/00                                                  4,082,878
                                                                                                   ---------
                                                                                                 $31,067,114
                                                                                                   ---------
                                         Health Care--2.3%
Baa          BBB           $1,500        Colorado Health Facilities Authority, (Rocky
                                           Mountain Adventist Project), 6.00%, 2/1/98            $ 1,516,665
NR           NR               475        Vermont Industrial Development Authority, (Wake
                                           Robins Corp Project), 8.00%, 4/1/99                       485,417
NR           NR             1,550        St. Tammany Public Trust Finance Authority,
                                           Louisiana, (Christwood Project), 8.75%, 11/15/05        1,534,438
                                                                                                   ---------
                                                                                                 $ 3,536,520
                                                                                                   ---------
                                         Hospitals--3.1%
A1           AA-           $1,500        Anchorage, Alaska, Hospital Revenue Bonds, (Sisters
                                           of Providence Project), 6.75%, 10/1/00                $ 1,620,870
A1           AA-            1,400        California Health Facilities Financing Authority,
                                           (Sisters of Providence), 7.50%, 10/1/10                 1,547,938
NR           BBB+             575        County of Lucas, Ohio, Hospital Facilities (Flower
                                           Hospital) 5.70%, 12/1/00                                  575,966
NR           BBB+             425        County of Lucas, Ohio, Hospital Facilities (Flower
                                           Hospital) 5.80%, 12/1/01                                  427,801
Baa1         BBB              500        Massachusetts Health and Educational Facilities
                                           Authority, (Sisters of Providence Health System),
                                           6.00%, 11/15/00                                           519,315
                                                                                                   ---------
                                                                                                 $ 4,691,890
                                                                                                   ---------

                                                                            13


 Portfolio of Investments (continued)
 -----------------------------------------------------------------------------------------------------------
                                     Tax-Exempt Investments (Continued)
 -----------------------------------------------------------------------------------------------------------
Ratings (unaudited)
 -------------------
                         Principal
           Standard        Amount
Moody's    & Poor's    (000 omitted)                          Security                               Value
 -----------------------------------------------------------------------------------------------------------
                                         Housing--5.0%
Aa           AA+           $3,390        Minnesota Housing Finance Agency, (Single Family
                                           Mortgage Bonds), (FHA), 7.55%, 7/1/04                 $ 3,599,943
NR           A+             1,000        New Jersey Housing and Mortgage Finance Agency,
                                           6.40%, 11/1/02                                          1,057,500
Aa           AA             2,895        Wyoming Community Development Agency, (Single
                                           Family Mortgage Bonds), (FHA/VA Mortgages), (AMT),
                                           7.20%, 6/1/10                                           3,066,645
                                                                                                   ---------
                                                                                                 $ 7,724,088
                                                                                                   ---------
                                         Industrial Development Revenue--8.2%
Baa1         NR            $  400        Jackson, Alabama, Industrial Development Board,
                                           Solid Waste Disposal (Boise Cascade), 7.875%,
                                           8/1/00                                                $   414,468
NR           NR             5,325        Jackson, Tennessee, Industrial Development Board,
                                           Solid Waste Disposal (Owens-Corning Fiberglass),
                                           (AMT), 6.25%, 3/31/04                                   5,384,267
Baa2         BBB            2,000        Memphis-Shelby County, Tennessee, Airport, (Federal
                                           Express), 6.75%, 9/1/12                                 2,089,580
NR           A-             1,115        Ohio Economic Development Commission, (Ohio
                                           Enterprise Board), (AMT), 5.60%, 6/1/02                 1,121,668
NR           A+               300        Ohio Industrial Development Revenue Bonds, (Specko
                                           Corporation) (AMT), 6.25%, 6/1/00                         306,270
B1           BB+            2,075        Polk County Florida, Industrial Development
                                           Authority, (IMC Fertilizer), (AMT), 7.525%, 1/1/15      2,168,002
A1           A-             1,000        Richland County, South Carolina, Pollution Control
                                           Revenue (Union Camp Corporation Project), 5.875%,
                                           11/1/02                                                 1,059,490
                                                                                                   ---------
                                                                                                 $12,543,745
                                                                                                   ---------
                                         Insured Transportation--1.8%
Aaa          AAA           $1,100        Metropolitan Washington D.C. Airport Authority,
                                           (MBIA), 7.60%, 10/1/14                                $ 1,211,342
Aaa          AAA            1,500        Port of Houston Authority of Harris County, Texas,
                                           (MBIA) 5.75%, 5/1/02                                    1,545,690
                                                                                                   ---------
                                                                                                 $ 2,757,032
                                                                                                   ---------
                                         Insured Education--3.5%
Aaa          AAA           $1,000        Alabama A&M University, (MBIA), 6.00%, 7/1/05           $ 1,076,700
Aaa          AAA            2,150        Illinois State University Auxiliary Facilities
                                           System, (MBIA), 6.20%, 4/1/01                           2,314,174
Aaa          AAA            1,840        Pennsylvania State Higher Education Assistance
                                           Agency, (FGIC), 6.80%, 12/1/00                          1,974,099
                                                                                                   ---------
                                                                                                 $ 5,364,973
                                                                                                   ---------
                                         Insured General Obligations--4.4%
Aaa          AAA           $1,280        Corpus Christi, Texas, (FGIC), 6.70%, 3/1/08            $ 1,389,952

14


 -----------------------------------------------------------------------------------------------------------
                                     Tax-Exempt Investments (Continued)
 -----------------------------------------------------------------------------------------------------------
Ratings (unaudited)
 -------------------
                         Principal
           Standard        Amount
Moody's    & Poor's    (000 omitted)                          Security                               Value
 -----------------------------------------------------------------------------------------------------------
                                         Insured General Obligations--(Continued)
Aaa          AAA            1,000        District of Columbia, (MBIA), 6.00%, 6/1/01              1,058,770
Aaa          AAA            1,500        Grand Ledge, Michigan, Public School District,
                                           (MBIA), 7.875%, 5/1/11                                 1,773,315
Aaa          AAA            3,760        Maricopa County, Arizona, School District #28,
                                           (FGIC), 0.00%, 7/1/03                                  2,553,717
                                                                                                   ---------
                                                                                                 $6,775,754
                                                                                                   ---------
                                         Insured Hospitals--3.9%
Aaa          AAA           $3,430        Connecticut Development Authority, (Hartford
                                           Hospital Real Estate Corporation Project), (MBIA),
                                           (AMT), 6.875%, 10/1/06                                $3,709,065
Aaa          AAA            1,000        Kentucky Development Finance Authority, (St. Luke's
                                           Hospital) (MBIA), 7.30%, 10/1/03                       1,104,070
Aaa          AAA            1,000        Massachusetts Health & Education Facilities
                                           Authority, (Metro West Health Inc.), (AMBAC),
                                           5.70%, 11/15/01                                        1,059,620
                                                                                                   ---------
                                                                                                 $5,872,755
                                                                                                   ---------
                                         Insured Housing--1.8%
Aaa          AAA           $1,610        Iowa Finance Authority, Single Family Mortgage,
                                           (AMBAC), 5.55%, 7/1/00                                $1,631,236
Aaa          AAA            1,460        Massachusetts State Housing Finance Authority,
                                           (AMBAC), (AMT), 6.00%, 1/1/04                          1,038,040
                                                                                                   ---------
                                                                                                 $2,669,276
                                                                                                   ---------
                                         Insured Industrial Development Revenue--1.8%
Aaa          AAA           $1,500        Alabama Water Pollution Control Authority,
                                           Revolving Fund (AMBAC), 6.50%, 8/15/04                $1,576,965
Aaa          AAA            1,000        Illinois Development Finance Authority, Pollution
                                           Control Revenue, (Commonwealth Edison), (MBIA),
                                           7.25%, 6/1/11                                          1,091,560
                                                                                                   ---------
                                                                                                 $2,668,525
                                                                                                   ---------
                                         Insured Lease Revenue/Certificates of
                                         Participation--2.2%
Aaa          AAA           $1,750        Anchorage, Alaska, Certificates of Participation,
                                           (BIGI), 7.55%, 2/15/98                                $1,806,718
Aaa          AAA            1,500        Texas State Public Finance Authority, (AMBAC),
                                           5.60%, 2/1/00                                          1,571,280
                                                                                                   ---------
                                                                                                 $3,377,998
                                                                                                   ---------
                                         Insured Utilities--2.2%
Aaa          AAA           $1,000        Intermountain Power Agency, Utah, (FGIC), 7.00%,
                                           7/1/15                                                $1,051,030
Aaa          AAA            2,150        Washington Public Power Supply System, Nuclear
                                           Project No. 3, (FGIC), 7.00%, 7/1/05                   2,335,954
                                                                                                   ---------
                                                                                                 $3,386,984

                                                                            15


 Portfolio of Investments (continued)


 -----------------------------------------------------------------------------------------------------------
                                     Tax-Exempt Investments (Continued)
 -----------------------------------------------------------------------------------------------------------
Ratings (unaudited)
 -------------------
                         Principal
           Standard        Amount
Moody's    & Poor's    (000 omitted)                          Security                               Value
 -----------------------------------------------------------------------------------------------------------
                                         Insured Special Tax--1.4%
Aaa          AAA           $1,000        Arizona State Transportation Board, (Maricopa
                                           County Area Regional Road Fund), (MBIA), 7.00%,
                                           7/1/00                                                $1,103,140
Aaa          AAA            1,000        Harris County Municipal Utility District No. 238,
                                           (MBIA), 6.00%, 9/1/09                                  1,016,310
                                                                                                   ---------
                                                                                                 $2,119,450
                                                                                                   ---------
                                         Insured Water & Sewer--1.5%
Aaa          AAA           $1,000        Boston Water and Sewer Commission, (FSA), 5.50%,
                                           11/1/01                                               $1,049,890
Aaa          AAA            1,170        City of Vallejo, California, (Water Improvement
                                           Project), (FGIC), 6.00%, 11/1/00                       1,254,813
                                                                                                   ---------
                                                                                                 $2,304,703
                                                                                                   ---------
                                         Lease Revenue/Certificate of Participation--0.9%
NR           NR            $1,405        Los Angeles, California, Regional Airports
                                           Improvement Corporation, (Trans World Airlines
                                           Inc.), 6.125%, 5/15/00                                $1,395,868
                                                                                                   ---------
                                         Miscellaneous--2.0%
A            A+            $1,000        Metropolitan Pier and Exposition Authority of
                                           Illinois, McCormick Place Expansion Project, 5.75%,
                                           6/15/02                                               $1,059,650
A            A+               500        Metropolitan Pier and Exposition Authority of
                                           Illinois, McCormick Place Expansion Project, 5.90%,
                                           6/15/03                                                  535,005
Aa           AA             1,400        Virginia State Public School Authority, 6.00%,
                                           8/1/01                                                 1,510,908
                                                                                                   ---------
                                                                                                 $3,105,563
                                                                                                   ---------
                                         Solid Waste--3.7%
NR           A+            $1,500        Fairfax County Economic Development Authority,
                                           (Ogden Martin Systems of Fairfax, Inc. Project),
                                           (AMT), 7.75%, 2/1/11                                  $1,643,985
NR           BBB-           2,120        New Jersey Economic Development Authority Heating &
                                           Cooling, (Trigen-Trenton Project), (AMT), 6.10%,
                                           12/1/04                                                2,127,441
NR           NR             1,800        Pennsylvania Economic Development Authority,
                                           Resource Recovery, (Northampton), 6.75%, 1/1/07        1,809,594
                                                                                                   ---------
                                                                                                 $5,581,020
                                                                                                   ---------
                                         Transportation--4.0%
Baa          BB            $2,000        Denver, Colorado City & County Airport, (AMT),
                                           7.00%, 11/15/09                                       $2,118,740
Aa           AA-            3,700        Los Angeles, California, Department of Airports,
                                           7.40%, 5/1/10                                          3,922,000
                                                                                                   ---------
                                                                                                 $6,040,740
                                                                                                   ---------
                                         Utility Revenue--8.8%
Aa           AA            $1,545        Conservation and Renewable Energy System,
                                           Washington Conservation Project, 5.55%, 10/1/02       $1,609,396

16


  -----------------------------------------------------------------------------------------------------------
                                     Tax-Exempt Investments (Continued)
 -----------------------------------------------------------------------------------------------------------
Ratings (unaudited)
 -------------------
                         Principal
           Standard        Amount
Moody's    & Poor's    (000 omitted)                          Security                               Value
 -----------------------------------------------------------------------------------------------------------
                                         Utility Revenue--(Continued)
Aa3          AA-            1,000        Chicago, Illinois, Gas Supply Revenue Bonds, (The
                                           Peoples Gas Light and Coke Company Project), 7.50%,
                                           3/1/15                                                  1,106,290
Aa           AA             1,000        Intermountain Power Agency, Power Supply Revenue
                                           Bonds, 7.20%, 7/1/11                                    1,088,950
Aa1          AA             1,000        Jacksonville Electric Authority, St. John's River
                                           Power System, 6.75%, 10/1/05                            1,111,600
Aa2          AA             2,500        Jefferson County, Kentucky, Louisville Gas and
                                           Electric Company Project, 7.75%, 2/1/19                 2,711,875
Aa3          AA-            1,000        Joliet Illinois, Gas Supply Revenue, Peoples Gas
                                           Light & Coke, 8.00%, 6/1/99                             1,106,100
Aa           A+             1,000        Platte River Power Authority (Colorado), 6.50%,
                                           6/1/01                                                  1,052,420
Aa           AA-            1,000        Southern California Public Power Authority, 5.50%,
                                           7/1/12                                                    955,660
Aa           AA             1,000        Washington Public Power Supply System, Nuclear
                                           Project No. 3, 7.375%, 7/1/04                           1,109,940
Aa           AA             1,500        Washington Public Power Supply System, Nuclear
                                           Project No. 1, 7.50%, 7/1/15                            1,621,860
                                                                                                   ---------
                                                                                                $ 13,474,091
                                                                                                   ---------
                                         Water & Sewer Revenue--0.7%
Aa           AA+           $1,000        Harris County, Texas, Flood Control District,
                                           7.125%, 10/1/00                                      $  1,122,347
                                                                                                   ---------
                                         Total Investments (identified cost, $148,688,833)      $152,450,807
                                                                                                   =========

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 24.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 0.7% to 11.3% of total investments.

At September 30, 1995, the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments, is as follows:

           Texas                                                17%
           Others, representing less than 7% individually       83%

                      See notes to financial statements

                                             Financial Statements

                                      Statement of Assets and Liabilities
  -----------------------------------------------------------------------------------------------------------
                                        September 30, 1995 (unaudited)
  -----------------------------------------------------------------------------------------------------------
Assets:
 Investments, at value (Note 1A) (identified cost, $148,688,833)                                $152,450,807
 Cash                                                                                                743,925
 Receivable for investments sold                                                                     382,076
 Interest receivable                                                                               2,762,222
 Deferred organization expenses (Note 1D)                                                              6,391
                                                                                                  -----------
      Total assets                                                                              $156,345,421
Liabilities:
 Payable for investments purchased                                                $2,524,835
 Payable to affiliates--
  Trustees' fees                                                                       2,590
  Custodian fee                                                                        1,353
 Accrued expenses                                                                      3,599
                                                                                     -------
      Total liabilities                                                                            2,532,377
                                                                                                  -----------
Net Assets applicable to investors' interest in Portfolio                                       $153,813,044
                                                                                                  ===========
Sources of Net Assets:
 Net proceeds from capital contributions and withdrawals                                        $150,051,070
 Unrealized appreciation of investments (computed on the basis of identified
  cost)                                                                                            3,761,974
                                                                                                  -----------
      Total                                                                                     $153,813,044
                                                                                                  ===========


                        See notes to financial statements

                                  Statement of Operations
  -----------------------------------------------------------------------------------------
                       Six Months Ended September 30, 1995 (unaudited)
  -----------------------------------------------------------------------------------------
Investment Income:
 Interest income                                                                $4,481,895
 Expenses--
  Investment adviser fee (Note 2)                                 $  375,074
  Compensation of Trustees not members of the Investment
  Adviser's
    organization                                                       6,248
  Custodian fees (Note 2)                                             37,833
  Legal and accounting services                                       23,028
  Amortization of organization expenses (Note 1D)                      1,237
  Miscellaneous                                                       23,351
                                                                     -------
    Total expenses                                                $  466,771
  Deduct reduction of custodian fee (Note 2)                           9,482
                                                                     -------
     Net expenses                                                                  457,289
                                                                                  ---------
      Net investment income                                                     $4,024,606
                                                                                  ---------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss)--
  Investment transactions (identified cost basis)                 $  751,633
  Financial futures contracts                                       (815,015)
                                                                     -------
   Net realized loss                                                            $  (63,382)
 Change in unrealized appreciation of--
  Investments                                                     $2,147,434
  Financial futures contracts                                        144,506
                                                                     -------
   Net change in unrealized appreciation                                         2,291,940
                                                                                  ---------
    Net realized and unrealized gain                                            $2,228,558
                                                                                  ---------
     Net increase in net assets from operations                                 $6,253,164
                                                                                  =========

                        See notes to financial statements

 Financial Statements (continued)

                            Statements of Changes in Net Assets
 -------------------------------------------------------------------------------------------
                                                         Six Months Ended
                                                        September 30, 1995      Year Ended
                                                           (unaudited)        March 31, 1995
                                                         -----------------      ------------
Increase (Decrease) in Net Assets:
 From operations--
  Net investment income                                    $  4,024,606        $  8,797,304
  Net realized loss on investments                              (63,382)         (4,509,177)
  Change in unrealized appreciation of investments            2,291,940           4,668,165
                                                         -----------------      ------------
   Net increase in net assets from operations              $  6,253,164        $  8,956,292
                                                         -----------------      ------------
 Capital transactions--
  Contributions                                            $  8,039,635        $ 53,163,573
  Withdrawals                                               (30,100,559)        (70,340,668)
                                                         -----------------      ------------
   Decrease in net assets resulting from capital
  transactions                                             $(22,060,924)       $(17,177,095)
                                                         -----------------      ------------
    Total decrease in net assets                           $(15,807,760)       $ (8,220,803)
Net Assets:
 At beginning of period                                     169,620,804         177,841,607
                                                         -----------------      ------------
 At end of period                                          $153,813,044        $169,620,804
                                                         =================      ============

--------------------------------------------------------------------------------------------
                                     Supplementary Data
--------------------------------------------------------------------------------------------
                                                   Six Months Ended     Year Ended March 31,
                                                     September 30,      --------------------
                                                        1995**            1995       1994*
                                                    -----------------      -----      -------
Ratios (As a percentage of average daily net
  assets):
 Expenses                                                  0.58%+           0.53%       0.52%+
 Net investment income                                     4.99%+           5.02%       4.74%+
Portfolio Turnover                                           26%              56%         21%
Net Assets, end of period (000 omitted)                $153,813         $169,621    $177,842

 +Annualized.
 *For the period from the start of business, May 3, 1993, to March 31, 1994.
**Unaudited.

                        See notes to financial statements

                         Notes to Financial Statements
                                 (Unaudited)
 -----------------------------------------------------------------------------
(1) Significant Accounting Policies

National Limited Maturity Tax Free Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuation--Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. Income--Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. Income Taxes--The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

D. Deferred Organization Expenses--Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. Financial Futures Contracts--Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. Other--Investment transactions are accounted for on a trade date basis.

G. Interim Financial Information--The interim financial statements relating to September 30, 1995 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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(2) Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1995, the fee was equivalent to 0.47% of the Portfolio's average net assets for such period and amounted to $375,074. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Investors Bank & Trust Company
(IBT), an affiliate of EVM and BMR, serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. For the six months ended September 30, 1995, credits used to reduce custodian fees amounted to $9,482. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Advisor may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 1995, no significant amounts have been deferred.

-----------------------------------------------------------------------------
(3) Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR or EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

-----------------------------------------------------------------------------
(4) Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $41,356,131 and $57,615,122, respectively.

-----------------------------------------------------------------------------
(5) Federal Income Tax Basis of Investments

The cost and unrealized appreciation/depreciation in value of the investments owned at September 30, 1995, as computed on a federal income tax basis, were as follows:

Aggregate cost                         $148,688,833
                                         ===========
Gross unrealized appreciation          $  3,954,214
Gross unrealized depreciation               192,240
                                         -----------
  Net unrealized appreciation          $  3,761,974
                                         ===========

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(6) Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio had no such obligations outstanding at September 30, 1995.

Investment Management

                             Officers
EV Marathon                  Thomas J. Fetter    Independent Trustees
National                     President           Donald R. Dwight
Limited Maturity                                 President, Dwight Partners,
Tax Free Fund                James B. Hawkes     Inc. Chairman, Newspapers of
24 Federal Street            Vice President,     New England, Inc.
Boston, MA 02110             Trustee
                                                  Samuel L. Hayes, III
                             Robert B. MacIntosh Jacob H. Schiff Professor of
                             Vice President      Investment Banking, Harvard
                                                 University Graduate School
                             James L. O'Connor   of Business Administration
                             Treasurer
                                                 Norton H. Reamer
                             Thomas Otis         President and Director,
                             Secretary           United Asset Management
                                                 Corporation

                                                 John L. Thorndike
                                                 Director, Fiduciary Company
                                                 Incorporated

                                                 Jack L. Treynor
                                                 Investment Adviser and
                                                 Consultant

                              ------------------------------------------------

National                     Officers            Independent Trustees
Limited Maturity Tax Free    Thomas J. Fetter    Donald R. Dwight
Portfolio                    President           President, Dwight Partners,
24 Federal Street                                Inc. Chairman, Newspapers of
Boston, MA 02110             James B. Hawkes     New England, Inc.
                             Vice President,
                             Trustee             Samuel L. Hayes, III
                                                 Jacob H. Schiff Professor of
                             Robert B. MacIntosh Investment Banking, Harvard
                             Vice President      University Graduate School
                                                 of Business Administration
                             Raymond E. Hender
                             Vice President and  Norton H. Reamer
                             Portfolio Manager   President and Director,
                                                 United Asset Management
                             James L. O'Connor   Corporation
                             Treasurer
                                                 John L. Thorndike
                             Thomas Otis         Director, Fiduciary Company
                             Secretary           Incorporated

                                                 Jack L. Treynor
                                                 Investment Adviser and
                                                 Consultant